Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Carrying value of property leased or held for lease to others (in thousands)
Construction aggregates property	$35,294
Commercial property	54,534
89,828
less accumulated depreciation and depletion	14,477
$75,351